Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 34,259	¥ 48,004
Weighted average amortization period for acquired intangible assets	5 years	6 years
Aggregate amortization expense	¥ 66,909	¥ 75,783	¥ 72,169
Estimated amortization expense for intangible assets, 2020	58,646
Estimated amortization expense for intangible assets, 2021	51,386
Estimated amortization expense for intangible assets, 2022	42,866
Estimated amortization expense for intangible assets, 2023	32,678
Estimated amortization expense for intangible assets, 2024	27,818
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 32,334	¥ 36,859
Weighted average amortization period for acquired intangible assets	5 years	5 years
Patents and developed technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 6,109
Weighted average amortization period for acquired intangible assets		11 years